Other Liabilities - Summary of Reinsurance Premiums Ceded (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ 2,233	$ 1,224
Direct premium income [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	2,879	1,623
Ceded premiums [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net premiums	$ (646)	$ (399)